OTHER ASSETS - Summary of Activity (Details) $ in Thousands		12 Months Ended
	May 01, 2021 USD ($) ft² option	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 20, 2022 ft²	Dec. 31, 2020 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 84,749	$ 47,990
Additions (dispositions)		28,241	45,748
Depreciation expense		(13,377)	(9,096)
Translation adjustment		(2,761)	107
Ending balance		96,852	84,749
Disposals, property, plant and equipment		315
Lease liabilities		33,644	30,792		$ 6,403
Right-of-use assets		28,750	28,269
Building
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		31,710	30,602
Additions (dispositions)		4,126	1,527
Depreciation expense		(718)	(541)
Translation adjustment		(2,206)	122
Ending balance		32,912	31,710
Furniture, computer and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		14,646	8,015
Additions (dispositions)		13,215	10,579
Depreciation expense		(6,779)	(3,933)
Translation adjustment		(555)	(15)
Ending balance		20,527	14,646
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		28,269	6,018
Additions (dispositions)		4,944	25,836
Depreciation expense		(4,463)	(3,585)
Translation adjustment		0	0
Ending balance		28,750	28,269
Area of leased property (in sqft) | ft²	78,000			16,636
Lessee, lease, term of contract	11 years 6 months
Number of renewal options | option	2
Finance lease, renewal term	5 years
Lease liabilities	$ 21,638
Right-of-use assets	$ 21,638
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		8,249	1,251
Additions (dispositions)		(3,090)	7,821
Depreciation expense		(1,183)	(823)
Translation adjustment		0	0
Ending balance		10,156	8,249
Property-related systems software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,230	1,478
Additions (dispositions)		0	(119)
Depreciation expense		(129)	(129)
Translation adjustment		0	0
Ending balance		1,101	1,230
Vehicles and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		645	626
Additions (dispositions)		2,866	104
Depreciation expense		(105)	(85)
Translation adjustment		0	0
Ending balance		3,406	645
Right-of-use Assets - Office Building
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		23,643
Ending balance		23,200	23,643
Right-of-use Assets - Maintenance Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,488
Ending balance		$ 5,368	$ 4,488